Old Mutual Heitman REIT Fund
Old Mutual Heitman REIT Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide investors with a high total return consistent with reasonable risk.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Heitman REIT Fund (USD $)	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Heitman REIT Fund		CLASS A	CLASS Z	INSTITUTIONAL CLASS
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) Fees		none	none	none
Service Fees		0.25%	none	none
Other Operating Expenses		0.60%	0.34%	0.23%
Total Other Expenses		0.85%	0.34%	0.23%
Total Annual Operating Expenses		1.75%	1.24%	1.13%
Expense (Reduction)/Recoupment		(0.25%)	(0.05%)	(0.18%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[1]	1.50%	1.19%	0.95%
[1]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50%, 1.25% and 0.95% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost
Expense Example - Old Mutual Heitman REIT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	719	1,071	1,447	2,499
CLASS Z	121	388	676	1,496
INSTITUTIONAL CLASS	97	341	604	1,358

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs") or investments with economic characteristics similar to REITs.  Heitman Real Estate Securities LLC ("Heitman"), the Fund's Sub-Adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.  The equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser's determination of an investment's value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund concentrates its investments in certain real estate related industries, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries.  Real estate industries are particularly sensitive to the following economic factors:  decreases in demand due to economic recessions; increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

REITs Risk.  REITs may expose the Fund to similar risks associated with direct investment in real estate.  REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders.

PERFORMANCE INFORMATION
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table provides average annual total return information for the Fund's Class A, Class Z and Institutional Class shares.  The Fund's performance is compared to the Wilshire US Real Estate Securities Index, an unmanaged index that provides a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts and Real Estate Operating Companies.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2010 – Class Z Shares

  The Fund's Class Z shares year-to-date return as of June 30, 2011 was 12.01%.
Best Quarter:	9/30/09	30.73%
Worst Quarter:	12/31/08	(40.90%)

Sales loads are reflected in the following performance table. *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Old Mutual Heitman REIT Fund	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund
CLASS A	Sep. 30, 2003	17.31%	(0.80%)		6.43%
CLASS Z	Mar. 13, 1989	24.90%	0.65%	9.22%
CLASS Z After Taxes on Distributions		24.24%	(1.44%)	6.39%
CLASS Z After Taxes on Distributions and Sale of Fund Shares		16.15%	(0.06%)	6.77%
INSTITUTIONAL CLASS	Dec. 20, 2006	25.18%			(5.54%)
Wilshire US Real Estate Securities Index (float adjusted) (Reflects No Deduction for Fees, Expenses or Taxes)		29.12%	2.32%	10.34%

After-tax performance is shown for Class Z shares.  After-tax performance for the Fund's other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.